LOSSES PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted losses per share
The following table sets forth the computation of basic and diluted losses per share:

	Year ended December 31,
	2016	2015	2014
Numerator:
Net loss for basic loss per share	$(31,506)	$(20,163)	$(11,094)

Loss in respect to change in fair value of research and development funding arrangement	-	-	(1,295)

Net loss for basic loss per share	$(31,506)	$(20,163)	$(12,389)

Denominator:
Weighted average number of ordinary shares used in computing basic net loss per share	50,855,908	50,437,040	47,808,855

Dilutive average number of ordinary shares in respect to research and development funding arrangement	-	-	578,208
Weighted average number of ordinary shares used in computing diluted net loss per share	50,855,908	50,437,040	48,387,063

Diluted earnings per ordinary share	$(0.62)	$(0.40)	$(0.26)